ACQUISITIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Dec. 20, 2010
Acquisitions
Weighted average useful life of intangible assets	6 years
Abraxas Corporation
Acquisitions
Cash paid for acquisition	$ 126.0
Weighted average useful life of intangible assets	6 years
Purchase price allocation
Recoverable income taxes				4.3
Deferred tax liabilities, net				(7.6)
Net tangible assets acquired				5.1
Net identifiable assets acquired				44.3
Goodwill				81.7
Total				126.0
Unaudited pro forma information
Net sales		1,309.0	1,256.1
Net income attributable to Cubic		83.6	72.4
Abraxas Corporation | Customer relationships
Purchase price allocation
Amortizable intangible assets				20.1
Abraxas Corporation | Backlog
Purchase price allocation
Amortizable intangible assets				11.5
Abraxas Corporation | Corporate trade names
Purchase price allocation
Amortizable intangible assets				5.7
Abraxas Corporation | Non-compete agreements
Purchase price allocation
Amortizable intangible assets				$ 5.2